Allowance for Loan Losses, by class of loan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	$ 15,649,594	$ 28,280,077	$ 31,400,641
Charge-Offs	(10,454,175)	(22,850,673)	(17,622,454)
Recoveries	756,735	1,970,190	1,151,890
Provision	6,784,767	8,250,000	13,350,000
Ending Balance	12,736,921	15,649,594	28,280,077
Reduction in Allowance for Loans and Lease Losses estimate	2,154,639
Loan balance for reviewing, minimum	50,000
Impaired loans below the $50,000 review threshold	1,026,624	995,168	976,971
Substandard [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Specific allocation associated with Substandard loans	898,773	1,926,438
Substandard loans, not classified as impaired	10,795,911	16,746,384
Commercial [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	1,070,560	4,414,817	3,930,760
Charge-Offs	(653,389)	(841,887)	(469,214)
Recoveries	139,802	127,490	80,181
Provision	424,048	(2,629,860)	873,090
Ending Balance	981,021	1,070,560	4,414,817
Agricultural [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	297,168	698,637	779,337
Charge-Offs	(3,028)	(455,165)	(255,627)
Recoveries	0	454,453	1,377
Provision	2,035	(400,757)	173,550
Ending Balance	296,175	297,168	698,637
Commercial Construction [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	3,122,594	4,126,043	7,402,484
Charge-Offs	(4,106,124)	(6,957,181)	(4,648,124)
Recoveries	209,352	557,168	184,868
Provision	2,664,378	5,396,564	1,186,815
Ending Balance	1,890,200	3,122,594	4,126,043
Residential Construction [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	138,092	519,766	447,676
Charge-Offs	0	(481)	0
Recoveries	0	0	0
Provision	0	(381,193)	72,090
Ending Balance	138,092	138,092	519,766
Commercial Real Estate [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	6,448,064	8,029,525	8,790,443
Charge-Offs	(4,325,642)	(12,492,097)	(7,459,619)
Recoveries	232,880	527,996	141,931
Provision	2,807,537	10,382,640	6,556,770
Ending Balance	5,162,839	6,448,064	8,029,525
Residential [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	3,695,357	5,941,696	5,025,839
Charge-Offs	(960,620)	(1,704,887)	(2,929,668)
Recoveries	47,690	149,173	439,940
Provision	623,520	(690,625)	3,405,585
Ending Balance	3,405,947	3,695,357	5,941,696
Farmland [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	364,663	944,323	942,019
Charge-Offs	(224,725)	(60,447)	(271,750)
Recoveries	4,716	411	7,639
Provision	145,872	(519,624)	266,415
Ending Balance	290,526	364,663	944,323
Consumer [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	205,154	3,074,220	2,826,058
Charge-Offs	(169,249)	(222,878)	(548,834)
Recoveries	81,956	145,279	245,641
Provision	109,913	(2,791,467)	551,355
Ending Balance	227,774	205,154	3,074,220
Other [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	307,942	531,050	1,256,025
Charge-Offs	(11,398)	(115,650)	(1,039,618)
Recoveries	40,339	8,220	50,313
Provision	7,464	(115,678)	264,330
Ending Balance	$ 344,347	$ 307,942	$ 531,050